Deutsche Asset Management

[graphic omitted]
                                                           Mutual Fund
                                                             Semi-Annual Report
                                                              September 30, 2000

                                                                   Premier Class

Asset Management

Formerly BT Institutional Asset Management Fund


                                           A Member of the
                                           Deutsche Bank Group
                                                               [graphic omitted]

Asset Management -- Premier Class
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .....................................    3

              ASSET MANAGEMENT -- PREMIER CLASS
                 Statement of Assets and Liabilities .....................    8
                 Statement of Operations .................................    9
                 Statements of Changes in Net Assets .....................   10
                 Financial Highlights ....................................   11
                 Notes to Financial Statements ...........................   12

              ASSET MANAGEMENT PORTFOLIO
                 Schedule of Portfolio Investments .......................   14
                 Statement of Assets and Liabilities .....................   22
                 Statement of Operations .................................   23
                 Statements of Changes in Net Assets .....................   24
                 Financial Highlights ....................................   25
                 Notes to Financial Statements ...........................   26




--------------------------------------------------------------------------------
            The Fund is not insured by the FDIC and is not a deposit,
            obligation of or guaranteed by Deutsche Bank. The Fund is
             subject to investment risks, including possible loss of
                           principal amount invested.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Asset Management -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Asset Management -- Premier Class (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
Signs emerged over the semi-annual period that global economic growth was moderating from its super-charged pace of late 1999 and early 2000. Most would agree that some slowing in the rate of economic growth was desirable, if not inevitable, in places where resources are stretched and where overheating was of real concern, most notably in the US. However, in areas that still have substantial slack in their economies, such as continental Europe, many of the emerging nations, and especially Japan, these signs of moderation were less welcome.
o One of the major contributing factors to this global slowdown was the lagging effects of the monetary tightenings initiated by major central banks, including the Federal Reserve Board, the European Central Bank, and the Bank of Japan, during the second half of 1999 and the first months of 2000.
o Another was the flattening of global equity markets, which gradually diminished the "wealth effect" boost to individual consumption.
o Third was rising energy prices, which cut into consumers' purchasing power throughout most of the major industrialized nations.

US EQUITIES
After five years of spectacular gains, the broad US equities markets were flat or slightly down for the six months ended September 30, 2000.

o At first, market worries centered on the risks of economic overheating and rising interest rates. In fact, arguing that the pace of the economy could not be indefinitely supported by labor force growth and thus may rekindle inflation, the Federal Reserve Board followed its five interest rate hikes from the summer of 1999 through March 2000 with yet another on May 16.
  -- The dramatic correction in the NASDAQ Composite that began in March and April and the Justice Department's ruling in the Microsoft antitrust case also impacted the major US equities indices.
  -- The S&P 500 Index fell almost 10% from March 24 through May 23. But the large cap stock market finally found its footing in June when it seemed that the Fed could be induced to delay additional interest rate hikes based on signs of a slowing economy.
o More recently, concerns have shifted to the implications for corporate earnings of slowing economic growth, rising energy prices, and an appreciating dollar. With such concerns persistent, volatility remained high through the end of the third calendar quarter.

US BONDS
The US fixed income markets continued to be dominated by the policies of the Federal Reserve Board.
o During most of the second calendar quarter, the US fixed income markets remained under pressure from signs of excessive demand growth and Fed tightening.
  -- The Fed's rate hike of 0.50% in May, brought the cumulative rise in interest rates since June 1999 to 1.75%, leaving the targeted federal funds rate at 6.50%. -- Yield curves generally flattened in this tightening environment, especially in the US Treasury market, where reductions in debt supply actually pushed long-term yields down.
o Beginning in early summer, US fixed income markets rallied, as evidence of moderating US economic growth eased inflation concerns and moved the Federal Reserve Board to the sidelines.
  -- Yield curves steepened on the perception of an end to Fed tightening.
  -- Long-term US Treasury yields moved up a bit, as investors weighed both the possibility of a post-election easing of fiscal policy and the impact that higher energy prices may have on underlying inflation.

INTERNATIONAL MARKETS
For most of the semi-annual period, the world equities markets were volatile, with a focus on the US Federal Reserve Board's, the European Central Bank's, and the Bank of England's tightening policy for interest rates.
o Other factors included mixed signals about the health of the Japanese economy and higher oil prices that

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                                        3

Asset Management -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

  remain a major source of inflation concern for central bankers.
o In sharp contrast to 1999, technology proved to be one of the worst performing sectors during these months, and world equities markets were buffeted by NASDAQ Composite volatility.
o As the possibility of a "soft landing" in the US decreased the chances of further Federal Reserve Board rate hikes, which investors had feared could induce a global economic slowdown, the world equity markets recovered a bit.
o Regionally, the European equities markets outpaced Asian and Pacific Rim markets.

Primarily due to increases in interest rates by the US Federal Reserve Board as well as by the European Central Bank, international bond yields, with the exception of the UK, were generally higher. As in the US, the UK yield curve flattened and long-term rates were slightly lower.

CASH
The US dollar climbed higher against most major currencies over the semi-annual period, pushing the euro to all-time lows. Late in the period, joint central bank intervention seems to have arrested, but not reversed, the euro's decline.
o Early in the period, the dollar's strength primarily reflected the pace of US economic growth, which exceeded that of most other major nations.
o More recently, the dollar remained firm despite evidence of moderating US growth, partly because activity abroad has also cooled but even more so because investors around the world continued to view US investment opportunities in a favorable light.

INVESTMENT REVIEW
The Fund underperformed its primary benchmark, the Asset Allocation Index -- Long Range and category average for the semi-annual period ended September 30, 2000. This relative performance was due primarily to the

--------------------------------------------------------------------------------------------------------------------------
                                             CUMULATIVE                                 AVERAGE ANNUAL
                                            TOTAL RETURNS                                TOTAL RETURNS

   Periods ended           Past 6    Past 1    Past 3   Past 5     Since    Past 1   Past 3    Past 5      Since
   September 30, 2000      months      year     years    years  inception     year    years     years  inception
--------------------------------------------------------------------------------------------------------------------------
 Asset Management --
   Premier1 Class
   (inception 9/16/93)     (1.27)%    11.71%    42.85%   109.39%  141.61%    11.71%   12.62%    15.93%   13.35%
--------------------------------------------------------------------------------------------------------------------------
 Asset Allocation
   Index-- Long Range2      0.03%     10.62%    40.29%    99.53%  145.80%4   10.62%   11.95%    14.82%   13.70%4
--------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index2            (3.60)%    13.28%    57.88%   166.82%  258.95%4   13.28%   16.44%    21.69%   20.03%4
--------------------------------------------------------------------------------------------------------------------------
 Salomon Broad
   Investment Grade
   Bond Index2              4.80%      6.92%    18.87%    36.85%   51.09%4    6.92%    5.93%     6.48%    6.07%4
--------------------------------------------------------------------------------------------------------------------------
 Lipper Flexible
   Portfolio Average3     (0.27)%     12.78%    33.61%    88.17%  130.68%4   12.78%    9.97%    13.26%   12.36%4
---------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. The Fund may invest in derivatives that may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions Mergers and acquisition transactions may be renegotiated, terminated, or delayed and in the event that these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than expected.
2 The Asset Allocation Index -- Long Range is comprised of 55% to the S&P 500 Index, 35% of the Salomon Broad Investment Grade Bond Index, and 10% of the 90-Day T-Bill Index. The S&P 500 is an unmanaged index used to portray the pattern of common stock movement of 500 large companies. The Salomon Broad Investment Grade Bond Index is an unmanaged index which covers an all-inclusive universe of institutionally-traded US Treasury, agency, mortgage and corporate securities. Index returns do not reflect expenses, which have been deducted from the Fund's return.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4  Benchmark returns are for the period beginning September 30, 1993.

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                                        4

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Asset Management -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Fund's overweighting of equities, underweighting of US fixed income and exposure to the euro currency. Our model's assessment of a wide variety of factors supported the Fund's allocation.

The drivers behind the equities overweighting, and within that the overweighting of foreign equities, particularly of European markets, and underweighting of US equities, were a combination of three fundamental variables. Namely, these were low inflationary pressures, strong global growth, and sensitivity to the global cost of capital. With global economic growth slowing, we began to reduce the Fund's equities position toward the end of the period.

The US bond position was underweighted to neutral on the basis of relatively low yields and sensitivity to the cost of capital. We held less than 1% in international bonds in the Portfolio during the semi-annual period. The Fund was slightly overweighted in the euro during the second calendar quarter and held a more neutral position during the third quarter. The primary driver behind the currency position was the level and global trend in interest rates.

--------------------------------------------------------------------------------
 FIVE LARGEST COMMON STOCK HOLDINGS
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

General Electric ..............................  2.26%

Cisco Systems .................................  1.57

Microsoft Corp. ...............................  1.26

Exxon Mobil Corp. .............................  1.26

Intel Corp. ...................................  1.13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FIVE LARGEST FIXED INCOME SECURITIES
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------

US Treasury Bond, 8.125%, 8/15/19 .............  2.85%

FHLMC Gold, 7.00%, 6/1/09 ...................... 1.70

International Paper Co., 8.00%, 7/8/03 ........  1.11

Chemical Master Credit Card Trust,
   5.98%, 9/15/08 .............................  1.10

US Treasury Note, 6.625%, 3/31/02 .............  0.97
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO DIVERSIFICATION
 By Asset Class as of September 30, 2000
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------
 [pie chart omitted]

 STOCKS                    53%
 BONDS                     35%
 SHORT TERM INSTRUMENTS    12%
--------------------------------------------------------------------------------

As of September 30, 2000, the Fund's asset weightings were 53% in equities, 35% in bonds, and 12% in cash and other short-term instruments.

MANAGER OUTLOOK
GOING FORWARD, WE EXPECT GLOBAL ECONOMIC GROWTH TO CONTINUE INTO 2001, ALTHOUGH AT A LESS EXUBERANT PACE THAN EARLIER IN 2000.
o We believe the lagging effects of higher interest rates, higher energy prices, and softer equities markets will continue to exert some restraints.
o We also expect a more balanced economic growth profile around the world, with less contribution from the US and more from Europe and Asia, as these international regions increasingly use up their slack and exploit the same information technologies that have fueled US growth over the past several years. Such narrowing growth differential should gradually help rebalance current account positions, narrowing the deficit in the US and the surpluses in Europe and Asia.
o Of course, the possibility of a more pronounced economic slowing can not be ruled out, especially if energy prices surge further and/or equities markets correct significantly, thereby undercutting investor confidence.

THE  MODERATION IN ECONOMIC  GROWTH  SHOULD,  IN OUR VIEW,  HELP KEEP  INFLATION
PRESSURES BROADLY IN CHECK. o At the same time, the risk of some inflation increase in the US, where resources are so stretched, is still palpable.


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                                        5

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Asset Management -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

o Energy prices pose another risk to the inflation picture, both internationally and in the US, where they may impact especially strongly if they stay high long enough to begin feeding into inflation expectations and wage demands.

BASED ON THIS ECONOMIC OUTLOOK, OUR VIEW FOR THE FINANCIAL MARKETS IS SHIFTING ACCORDINGLY.
o US equities may have to contend with a less favorable growth/inflation/corporate profits mix than the virtual nirvana that had prevailed in recent years. We believe that earnings growth has peaked and may moderate into 2001.
o The backdrop for US fixed income markets is more favorable. We agree with the consensus outlook that the Federal Reserve Board is nearing the end of its tightening bias. Further, the supply/demand picture for bonds is constructive.
o In Europe, inflationary concerns center around the weak euro, accelerating economic growth, and buoyant money supply. Yet pricing pressures have been remarkably dormant, and there seems to be ample spare capacity in both the goods and labor markets. At the same time, we believe more tightening is required by the European Central Bank over the next twelve months as is a stronger euro in a supportive role. Key positives for Europe include strong economic growth, falling unemployment, tax cuts, and further prospects for corporate consolidation across the continent. We are more cautious in our outlook for the Asian equities markets, as Japan in particular continues to suffer from new bankruptcies and a weak financial framework.

Staying disciplined to the Fund's model-driven investment strategy, we intend to reduce the Portfolio's strong overweighting in equities, increase slightly the position in bonds, and move out of the euro. We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high total return with reduced risk over the long term.

We value your ongoing support of Asset Management and look forward to continuing to serve your investment needs in the years ahead.

/S/SIGNATURE ROBERT WANG

Robert Wang
Portfolio Manager of the
ASSET MANAGEMENT PORTFOLIO
September 30, 2000

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                                        6

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Asset Management -- Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

ASSET MANAGEMENT -- PREMIER CLASS,
ASSET ALLOCATION INDEX -- LONG RANGE AND S&P 500 INDEX
GROWTH OF A $10,000 INVESTMENT (SINCE SEPTEMBER 16, 1993)1
[graphic omitted]
plot points as follows:

    BT Institutional Asset Management Fund     S&P 500 Index       Asset Allocation Index--Long Range
9/93              10000                            10000                         10000
3/94               9670                             9845                          9835
9/94               9716                            10368                         10129
3/95              10360                            11376                         10894
9/95              11538                            13452                         12319
3/96              12408                            15027                         13247
9/96              13200                            16187                         13959
3/97              14183                            18006                         14983
9/97              16913                            22736                         17521
3/98              19053                            26653                         19501
9/98              18805                            24792                         19290
3/99              21498                            31573                         22118
9/99              21628                            31690                         22221
3/00              24472                            37242                         24573
9/00              24161                            35904                         24580

      Average Annual Total Return for the Periods Ended September 30, 2000

             One Year 11.71% Five Year 15.93% Since 9/16/931 13.35%

--------------------------------------------------------------------------------
1 The Fund's inception date.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund. The Asset Allocation Index -- Long Range is calculated using the performance of three indices representative of stocks, bonds and cash (stocks:S&P 500; bonds:Salmon Broad Investment Grade Bond Index; cash: 90-day T-Bill Index) weighted by their corresponding proportion of the Fund's neutral position (stocks: 55%; bonds: 35%; cash: 10%). These results are summed to produce the aggregate benchmark.

The S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.

The Salomon Broad Investment Grade Bond Index is an unmanaged index which covers an all-inclusive universe of institutionally-traded US Treasury, agency, mortgage and corporate securities. Benchmark returns are for the period beginning September 30, 1993.

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                                        7

Asset Management -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS
   Investment in Asset Management Portfolio, at Value ...................  $490,947,583
   Receivable for Shares of Beneficial Interest Subscribed ..............     2,759,034
   Due from Bankers Trust ...............................................         6,614
   Prepaid Expenses and Other ...........................................        10,890
                                                                           ------------
Total Assets ............................................................   493,724,121
                                                                           ------------
LIABILITIES
   Income Dividend Payable ..............................................     2,336,661
   Payable for Shares of Beneficial Interest Redeemed ...................     3,342,789
   Accrued Expenses and Other ...........................................        31,874
                                                                           ------------
Total Liabilities .......................................................     5,711,324
                                                                           ------------
NET ASSETS ..............................................................  $488,012,797
                                                                           ============
COMPOSITION OF NET ASSETS
   Paid-in Capital ......................................................  $455,634,943
   Undistributed Net Investment Income ..................................     2,596,214
   Accumulated Net Realized Loss from Investment, Foreign Currency,
     Forward Foreign Currency and Futures Transactions ..................    (1,987,165)
   Net Unrealized Appreciation on Investments, Foreign Currencies and
     Forward Foreign Currency and Futures Contracts .....................    31,768,805
                                                                           ------------
NET ASSETS ..............................................................  $488,012,797
                                                                           ============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) ...................................    38,897,354
                                                                           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...........................  $      12.55
                                                                           ============



See Notes to Financial Statements.
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                                        8

Asset Management -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

--------------------------------------------------------------------------------
                                                                     FOR THE SIX
                                                                    MONTHS ENDED
                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income Allocated from Asset Management Portfolio, net .................   $  8,448,854
                                                                             -------------
EXPENSES
   Administration and Services Fees ......................................        386,917
   Printing and Shareholder Reports ......................................         16,265
   Professional Fees .....................................................          8,824
   Registration Fees .....................................................          7,040
   Trustees Fees .........................................................          6,776
   Miscellaneous .........................................................            915
                                                                             -------------
Total Expenses ...........................................................        426,737
Less: Fee Waivers or Expense Reimbursements ..............................       (426,737)
                                                                             -------------
Net Expenses .............................................................              --
                                                                             -------------
NET INVESTMENT INCOME ....................................................      8,448,854
                                                                             -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES AND
   FORWARD FOREIGN CURRENCY AND FUTURES CONTRACTS
   Net Realized Gain (Loss) from:
     Investment Transactions ..............................................     6,639,751
     Foreign Currency Transactions ........................................    (4,515,938)
     Futures Transactions .................................................    (3,230,996)
   Net Change in Unrealized Appreciation/Depreciation on Investments,
     Foreign Currencies and Forward Foreign Currency and Futures Contracts    (13,406,751)
                                                                             -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FOREIGN CURRENCIES AND
   FORWARD FOREIGN CURRENCY AND FUTURES CONTRACTS .........................   (14,513,934)
                                                                             -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ................................  $ (6,065,080)
                                                                             =============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

Asset Management -- Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            FOR THE SIX             FOR THE
                                                                           MONTHS ENDED            YEAR ENDED
                                                                           SEPTEMBER 30,            MARCH 31,
                                                                               20001                  2000
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ...............................................  $ 8,448,854              $  15,079,529
   Net Realized Gain (Loss) from Investment, Foreign
     Currency, Forward Foreign Currency
     and Futures Transactions ..........................................   (1,107,183)                56,951,724
   Net Change in Unrealized Appreciation/Depreciation on
     Investments, Foreign Currencies and Forward Foreign
     Currency and Futures Contracts ....................................  (13,406,751)                  (271,586)
                                                                         ------------              -------------
Net Increase (Decrease) in Net Assets from Operations ..................   (6,065,080)                71,759,667
                                                                         ------------              -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...............................................   (6,424,109)               (12,881,836)
   Net Realized Gain from Investment Transactions ......................  (57,224,283)                (5,627,182)
                                                                         ------------              -------------
Total Distributions ....................................................  (63,648,392)               (18,509,018)
                                                                         ------------              -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sales of Shares .......................................   69,486,635                110,823,410
   Dividend Reinvestments ..............................................   62,095,349                 18,209,107
   Cost of Shares Redeemed .............................................  (85,859,703)              (240,399,537)
                                                                         ------------              -------------
Net Increase (Decrease) from Capital Transactions
   in Shares of Beneficial Interest ....................................   45,722,281               (111,367,020)
                                                                         ------------              -------------
TOTAL DECREASE IN NET ASSETS ...........................................  (23,991,191)               (58,116,371)
NET ASSETS
   Beginning of Period .................................................  512,003,988                570,120,359
                                                                         ------------              -------------
   End of Period (including undistributed
     net investment income of $2,596,214 and
     $571,469, respectively.) .......................................... $488,012,797              $ 512,003,988
                                                                         ============              =============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

Asset Management -- Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                          FOR THE SIX
                                         MONTHS ENDED                    FOR THE YEARS ENDED MARCH 31,
                                       SEPTEMBER 30, 2000        2000       1999        1998       1997       1996
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ....................  $  14.44         $  13.11   $  14.50    $  12.05   $  11.25   $   9.99
                                             --------         --------   --------    --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income ..................      0.22             0.33       0.47        0.37       0.38       0.41
   Net Realized and Unrealized
     Gain (Loss) on Investments,
     Foreign Currencies, Forward
     Foreign Currency and
     Futures Transactions .................     (0.40)            1.44       1.29        3.60       1.19       1.52
                                             --------         --------   --------    --------   --------   --------
Total from Investment Operations ..........     (0.18)            1.77       1.76        3.97       1.57       1.93
                                             --------         --------   --------    --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ..................     (0.17)           (0.31)     (0.45)      (0.37)     (0.45)     (0.42)
   In Excess of Net Investment
     Income ...............................        --               --      (0.27)         --         --         --
   Net Realized Gain from
     Investment Transactions ..............     (1.54)           (0.13)     (2.43)      (1.15)     (0.32)     (0.25)
                                             --------         --------   --------    --------   --------   --------
Total Distributions .......................     (1.71)           (0.44)     (3.15)      (1.52)     (0.77)     (0.67)
                                             --------         --------   --------    --------   --------   --------
NET ASSET VALUE, END OF PERIOD ............  $  12.55         $  14.44   $  13.11    $  14.50   $  12.05   $  11.25
                                             ========         ========   ========    ========   ========   ========
TOTAL INVESTMENT RETURN                         (1.27)%          13.83%     12.83%      34.34%     14.31%     19.77%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) .......................  $488,013         $512,004   $570,120    $496,798   $270,315   $183,767
   Ratios to Average Net Assets:
     Net Investment Income ................      3.28%2           2.69%      2.89%       2.97%      3.12%      3.99%
     Expenses After Waivers,
        Including Expenses of the
        Asset Management
        Portfolio .........................      0.60%2           0.60%      0.60%       0.60%      0.60%      0.60%
     Expenses Before Waivers,
        Including Expenses of the
        Asset Management
        Portfolio .........................      0.93%2           0.93%      0.93%       0.92%      0.96%      0.99%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

Asset Management -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The Asset Management -- Premier Class (the "Fund") is one of the funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on September 16, 1993.

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Asset Management Portfolio (the
"Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 2000, the Fund's investment was approximately 76% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

F. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche BankAG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirectly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to theTrust. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .15% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2001, to the extent necessary, to eliminate all expenses of the Fund, excluding expenses of the Portfolio, and to limit all expenses to .60% of the average daily net assets of the Fund, including expenses of the Portfolio.

--------------------------------------------------------------------------------
                                       12

Asset Management -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At September 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                   SEPTEMBER 30, 2000               MARCH 31, 2000
              ---------------------------    -----------------------------
                SHARES           AMOUNT         SHARES           AMOUNT
              ----------     ------------    -----------     -------------
Sold           5,068,339     $ 69,486,635      8,150,028     $ 110,823,410
Reinvested     4,884,772       62,095,349      1,376,456        18,209,107
Redeemed      (6,518,242)     (85,859,703)   (17,551,294)     (240,399,537)
              ----------     ------------    -----------     -------------
Net Increase
  (Decrease)   3,434,869     $ 45,722,281     (8,024,810)    $(111,367,020)
              ==========     ============    ===========     =============

NOTE 4 -- CHANGE IN NAME
On July 31, 2000, the Fund changed its name from BT Institutional Asset Management Fund to Asset Management -- Premier Class.

--------------------------------------------------------------------------------
                                       13

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

   SHARES             SECURITY                                VALUE
--------------------------------------------------------------------------------
          INVESTMENTS IN UNAFFILIATED ISSUERS
          COMMON STOCKS -- 52.6%
          AEROSPACE -- 0.0%
    3,300 Rockwell International Corp. .................  $    99,825
                                                          -----------
          APPAREL TEXTILES -- 0.0%
    3,800 Springs Industries, Inc.-- Class A ...........      107,112
                                                          -----------
          BASIC MATERIALS -- 1.6%
    4,800 Air Products and Chemicals, Inc. .............      172,800
    4,100 Alcan Aluminum Ltd. ..........................      118,644
   21,500 Alcoa, Inc. ..................................      544,219
    2,100 Allegheny Technologies .......................       38,062
   15,885 Archer-Daniels-Midland Co. ...................      137,008
    9,800 Barrick Gold Corp. ...........................      149,450
   24,600 Bethlehem Steel ..............................       73,800
    4,200 Boise Cascade Corp. ..........................      111,562
   18,900 Du Pont (E.I.) de Nemours & Co. ..............      783,169
    6,000 Eastman Chemical Co. .........................      221,625
    3,200 Engelhard Corp. ..............................       52,000
    2,200 FMC Corp. ....................................      147,537
    5,000 Freeport-McMoRan Copper &
            Gold, Inc. -- Class B ......................       44,062
    3,700 Georgia-Pacific Corp. ........................       86,950
    1,000 Great Lakes Chemical Corp. ...................       29,312
    2,700 Hercules, Inc. ...............................       38,137
    6,500 Homestake Mining Co. .........................       33,719
    4,400 Inco Ltd. ....................................       70,950
    4,700 International Flavors & Fragrances, Inc. .....       85,775
    2,601 International Paper Co. ......................       74,616
  116,100 Lilly Industries, Inc. -- Class A ............    3,424,950
    2,500 Louisiana-Pacific Corp. ......................       22,969
    2,000 Mead Corp. ...................................       46,750
    4,100 Newmont Mining Corp. .........................       69,700
      800 Nucor Corp. ..................................       24,100
    4,200 Pactiv Corp. .................................       46,987
    1,000 Phelps Dodge Corp. ...........................       41,750
    8,200 Placer Dome, Inc. ............................       77,387
    2,300 Potlatch Corp. ...............................       72,737
    3,200 PPG Industries, Inc. .........................      127,000
    3,200 Praxair, Inc. ................................      119,600
    3,900 Rohm & Haas Co. ..............................      113,344
      700 Sigma Aldrich Corp. ..........................       23,100
   22,300 Southdown, Inc. ..............................    1,588,875
    3,100 Temple Inland, Inc. ..........................      117,412
   13,900 Union Carbide Corp. ..........................      524,725
    6,500 USX-- US Steel Group .........................       98,719
    1,400 Vulcan Materials Co. .........................       56,262
    1,800 W.R. Grace & Co. .............................       12,375
      900 Westvaco Corp. ...............................       24,019
    4,500 Weyerhaeuser Co. .............................      181,687
    1,100 Willamette Industries, Inc. ..................       30,800
    7,400 Worthington Industries, Inc. .................       69,375
                                                          -----------
                                                            9,928,020
                                                          -----------
          CAPITAL GOODS -- 4.0%
    4,600 Allied Waste Industries, Inc. ................       42,262
    5,300 American Power Conversion Corp.1 .............      101,694
    2,000 Avery Dennison Corp. .........................       92,750
   21,600 Boeing Co. ...................................    1,360,800
    3,500 Briggs & Stratton Corp. ......................      132,344
    1,000 Caterpillar, Inc. ............................       33,750
      900 Cooper Industries, Inc. ......................       31,725
    1,500 Crane Co. ....................................       34,312
    8,900 Crown Cork & Seal Co., Inc. ..................       95,119
    3,900 Cummins Engine Co., Inc. .....................      116,756
    2,800 Danaher Corp. ................................      139,300
    4,500 Deere & Co. ..................................      149,625
    4,300 Dover Corp. ..................................      201,831
    1,100 Eaton Corp. ..................................       67,787
    9,900 Emerson Electric Co. .........................      663,300
      600 Fluor Corp. ..................................       18,000
    6,400 General Dynamics Corp. .......................      402,000
  243,900 General Electric Co. .........................   14,069,981
    1,200 Goodrich (B.F.) Co. ..........................       47,025
   12,400 Honeywell International, Inc. ................      441,750
    2,500 Illinois Tool Works, Inc. ....................      139,687
    2,900 Ingersoll-Rand Co. ...........................       98,237
      800 ITT Industries ...............................       25,950
    1,200 Johnson Controls, Inc. .......................       63,825
    9,400 Lockheed Martin Corp. ........................      309,824
      500 Millipore Corp. ..............................       24,219
    9,300 Minnesota Mining &
            Manufacturing Co. ..........................      847,462
    3,900 Molex, Inc. ..................................      212,306
    3,800 National Service Industries, Inc. ............       74,337
    4,000 Navistar International Corp. .................      119,750
    1,300 Northrop Grumman Corp. .......................      118,137
    3,800 Owens-Illinois, Inc. .........................       35,150
    3,600 Paccar, Inc. .................................      133,425
    3,100 Pall Corp. ...................................       61,806
    1,600 Parker-Hannifin Corp. ........................       54,000
    4,600 Sanmina Corp.1 ...............................      430,675
    4,000 Sealed Air Corp. .............................      181,000
   16,800 Solectron Corp. ..............................      774,900
        1 Teledyne Technologies ........................           29
    4,900 Textron, Inc. ................................      226,012
    4,000 Thermo Electron Corp. ........................      104,000
    1,600 Timken Co. ...................................       21,900
   40,900 Tyco International Ltd. ......................    2,121,687
   11,000 United Technologies Corp. ....................      761,750
   15,600 Waste Management, Inc. .......................      272,025
                                                          -----------
                                                           25,454,204
                                                          -----------
          CHEMICAL -- SPECIALTY -- 0.2%
   24,900 Bush Boake Allen, Inc.1                           1,190,531
                                                          -----------



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

   SHARES             SECURITY                                 VALUE
--------------------------------------------------------------------------------
          COMMUNICATION SERVICES -- 2.9%
    2,500 Alltel Corp. .................................  $   130,469
   85,300 AT&T Corp. ...................................    2,505,687
   45,300 BellSouth Corp. ..............................    1,823,325
   25,200 Global Crossing Ltd. .........................      783,963
   20,800 Nextel Communications, Inc. --
            Class A ....................................      972,400
   40,200 Qwest Communications
            International, Inc.1 .......................    1,932,112
   82,900 SBC Communications, Inc. .....................    4,145,000
   12,400 Sprint Corp. .................................      363,475
   25,800 Sprint PCS Group .............................      904,612
   61,100 Verizon Communications .......................    2,959,531
   71,000 Worldcom, Inc.1 ..............................    2,156,625
                                                          -----------
                                                           18,677,199
                                                          -----------
          COMPUTER SOFTWARE-- 0.4%
  207,900 Mynd Corp.1 ..................................    2,806,650
      380 Synavant1 ....................................        2,541
                                                          -----------
                                                            2,809,191
                                                          -----------
          CONSUMER CYCLICALS -- 3.4%
    1,500 American Greetings Corp.-- Class A ...........       26,250
      800 Armstrong Holdings 1 .........................        9,550
    7,000 Autozone, Inc. ...............................      158,812
   10,700 Bed, Bath & Beyond, Inc. .....................      260,980
    6,200 Best Buy, Inc. ...............................      394,475
    1,300 Black & Decker Corp. .........................       44,444
    2,200 Brunswick Corp. ..............................       40,150
    4,000 Carnival Corp.-- Class A .....................       98,500
   17,900 Cendant Corp. ................................      194,662
      300 Centex Corp. .................................        9,637
      200 Circuit City Stores, Inc. ....................        4,600
   12,600 Consolidated Stores Corp. ....................      170,100
    5,600 Convergys Corp.1 .............................      217,700
    8,100 Cooper Tire & Rubber Co. .....................       81,506
   13,600 Costco Wholesale Corp. .......................      475,150
    3,700 Dana Corp. ...................................       79,550
   13,900 Delphi Automotive Systems ....................      210,237
    2,800 Dillard Department Stores, Inc. --
            Class A ....................................       29,750
    8,200 Dollar General Corp. .........................      137,350
    1,600 Dow Jones & Co., Inc. ........................       96,800
    2,800 Dun & Bradstreet Corp. .......................       96,425
    8,600 Federated Department Stores, Inc. ............      224,675
   50,493 Ford Motor Co New ............................    1,278,104
    5,800 Gannett Co., Inc. ............................      307,400
   20,900 Gap, Inc. ....................................      420,612
   14,600 General Motors Corp. .........................      949,000
    7,200 Genuine Parts Co. ............................      137,250
    3,900 Goodyear Tire & Rubber Co. ...................       70,200
    4,300 Harcourt General, Inc. .......................      253,700
    6,500 Harley-Davidson, Inc. ........................      311,187
    6,100 Harrah's Entertainment, Inc. .................      167,750
    4,300 Hasbro, Inc. .................................       49,181
    9,200 Hilton Hotels Corp. ..........................      106,375
   56,400 Home Depot, Inc. .............................    2,992,725
    7,600 IMS Health, Inc. .............................      157,700
    6,600 Interpublic Group of Cos., Inc. ..............      224,812
    6,400 J.C. Penney Co., Inc. ........................       75,600
    4,000 Kaufman & Broad Home Corp. ...................      107,750
   11,900 Kmart Corp. ..................................       71,400
    4,500 Knight-Ridder, Inc. ..........................      228,656
    9,500 Kohls Corp. ..................................      548,031
    4,900 Leggett & Platt, Inc. ........................       77,481
   14,200 Limited, Inc. ................................      313,287
      300 Liz Claiborne, Inc. ..........................       11,550
    4,500 Lowe's Cos., Inc. ............................      201,937
    4,900 Marriott International, Inc. .................      178,544
   11,200 Masco Corp. ..................................      208,600
   10,600 Mattel, Inc. .................................      118,587
    7,400 May Department Stores Co. ....................      151,700
    4,200 McGraw-Hill Cos., Inc. .......................      266,962
    3,000 New York Times Co.-- Class A .................      117,937
    6,600 Newell Rubbermaid, Inc. ......................      150,563
      100 Nike, Inc. ...................................        4,006
    3,400 Nordstrom, Inc. ..............................       52,912
   18,700 Office Depot, Inc. ...........................      146,094
    3,900 Omnicom Group, Inc. ..........................      284,456
    5,600 Pulte Corp. ..................................      184,800
    4,000 Radioshack Corp. .............................      258,500
    8,600 Reebok International Ltd. ....................      161,787
      500 Russell Corp. ................................        7,937
   10,500 Sears, Roebuck & Co. .........................      340,410
    4,100 Sherwin-Williams Co. .........................       87,637
    1,500 Snap-On Tools Corp. ..........................       35,344
    2,200 Stanley Works ................................       50,737
   11,800 Staples, Inc. ................................      167,412
   22,600 Target Corp. .................................      579,125
    7,500 Tiffany & Co. ................................      289,219
   10,600 Toys `R' Us, Inc. ............................      172,250
    6,200 Tribune Co. ..................................      270,475
    2,000 TRW, Inc. ....................................       81,250
    2,300 V.F. Corp. ...................................       56,781
    3,200 Visteon Corp .................................       48,400
  109,500 Wal-Mart Stores, Inc. ........................    5,269,687
      800 Whirlpool Corp. ..............................       31,100
                                                          -----------
                                                           21,896,203
                                                          -----------
          CONSUMER STAPLES -- 6.7%
      100 Alberto-Culver Co. -- Class B .................       2,881
   21,100 Anheuser Busch Cos., Inc. .....................     892,794

    5,000 Avon Products, Inc. ...........................     204,375



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

   SHARES             SECURITY                  VALUE
--------------------------------------------------------------------------------
   58,700 Bestfoods ..................................... $ 4,270,425
      800 Brown-Forman Corp.-- Class B ..................      43,800
    6,400 Cardinal Health, Inc. .........................     564,400
   17,000 Clear Channel Communications, Inc. ............     960,500
    4,700 Clorox Co. ....................................     185,944
   60,400 Coca-Cola Co. .................................   3,329,550
   10,600 Coca-Cola Enterprises, Inc. ...................     168,937
   13,400 Colgate-Palmolive Co. .........................     632,480
   26,000 Comcast Corp.-- Class A .......................   1,064,375
   12,200 ConAgra, Inc. .................................     244,762
    8,800 CVS Corp. .....................................     407,550
   11,000 Darden Restaurants, Inc. ......................     228,937
   50,200 Disney (Walt) Co. .............................   1,920,150
        1 Energizer Hldngs1 .............................          24
  111,500 Fort James Corp. ..............................   3,407,719
    3,800 Fortune Brands, Inc. ..........................     100,700
    5,900 General Mills, Inc. ...........................     209,450
   17,200 Gillette Co. ..................................     531,050
    7,700 H.J. Heinz Co. ................................     285,381
   12,500 Kimberly Clark Corp. ..........................     697,656
   20,400 Kroger Co. ....................................     460,275
    1,100 Longs Drug Stores, Inc. .......................      21,037
   23,800 McDonald's Corp. ..............................     718,462
    5,700 McKesson HBOC, Inc. ...........................     174,206
   84,300 Nabisco Group Holdings ........................   2,402,550
   66,950 Nabisco Holdings Corp.-- Class A ..............   3,598,562
   34,500 PepsiCo, Inc. .................................   1,587,000
   54,300 Philip Morris Cos., Inc. ......................   1,598,456
   28,400 Procter & Gamble Co. ..........................   1,902,800
    2,800 Quaker Oats Co. ...............................     221,550
    7,500 Ralston Purina Group ..........................     177,656
   14,200 Safeway, Inc. .................................     662,962
   21,500 Sara Lee Corp. ................................     436,719
   10,000 Seagram Co. Ltd. ..............................     574,375
    6,800 Starbucks Corp.1 ..............................     272,425
    3,300 SuperValu, Inc. ...............................      49,706
    7,200 Sysco Corp. ...................................     333,450
   41,800 Time Warner, Inc. .............................   3,270,850
    3,800 Tricon Global Restaurants, Inc. ...............     116,375
    4,900 Tupperware Corp. ..............................      88,200
    9,000 Unilever NV ...................................     434,250
    4,300 UST, Inc. .....................................      98,362
   38,801 Viacom, Inc.-- Class B ........................   2,269,858
   23,500 Walgreen Co. ..................................     891,531
    2,800 Wendy's International, Inc. ...................      56,175
    3,500 Winn Dixie Stores, Inc. .......................      50,312
    2,200 Wrigley (Wm.), Jr. Co. ........................     164,725
                                                          -----------
                                                           42,986,669
                                                          -----------
          ENERGY -- 2.8%
    1,500 Amerada Hess Corp. .............................    100,406
    8,400 Anadarko Petroleum Corp.                            558,264
    2,500 Apache Corp. ...................................    147,812
      500 Ashland, Inc. ..................................     16,844
    7,300 Baker Hughes, Inc. .............................    271,012
    4,100 Burlington Resources, Inc. .....................    150,931
   15,600 Chevron Corp. ..................................  1,329,900
   13,900 Conoco, Inc.-- Class B .........................    374,431
    2,200 Devon Energy Corp. .............................    132,330
   87,800 Exxon Mobil Corp. ..............................  7,825,175
   10,100 Halliburton Co. ................................    494,269
    4,700 Kerr-McGee Corp. ...............................    311,375
   11,600 Occidental Petroleum Corp. .....................    253,025
    8,700 Phillips Petroleum Co. .........................    545,925
    4,900 Rowan Cos., Inc. ...............................    142,100
   52,300 Royal Dutch Petroleum Co. ......................  3,134,731
   13,700 Schlumberger Ltd. ..............................  1,127,681
      800 Sunoco, Inc. ...................................     21,550
    8,400 Texaco, Inc. ...................................    441,000
    2,500 Tosco Corp. ....................................     77,969
    4,700 Transocean Sedco ...............................    272,775
    4,800 Unocal Corp. ...................................    170,100
    7,800 USX Marathon Group .............................    221,325
                                                          -----------
                                                           18,120,930
                                                          -----------
          FINANCIALS -- 7.4%
    5,800 Aflac, Inc. ....................................    371,562
   17,000 Allstate Corp. .................................    590,750
   34,400 American Express Co. ...........................  2,089,800
    5,700 American General Corp. .........................    444,600
   58,100 American International Group, Inc. .............  5,559,444
    9,400 Amsouth Bancorp ................................    117,500
    5,500 AON Corp. ......................................    215,875
   36,200 Associates First Capital Corp. --
            Class A ......................................  1,375,600
   42,300 Bank of America Corp. ..........................  2,215,462
   17,400 Bank of New York Co., Inc. .....................    975,487
   21,200 Bank One Corp. .................................    818,850
    2,100 Banks United Corp.-- Class A ...................    106,444
    8,500 BB&T Corp. .....................................    256,062
    2,300 Bear Stearns Cos., Inc. ........................    144,900
    4,300 Capital One Financial Corp. ....................    301,269
   33,400 Charles Schwab Corp. ...........................  1,185,700
    5,355 Charter One Financial, Inc. ....................    130,528
    7,900 Chase Manhattan Corp. ..........................    364,881
    3,900 Chubb Corp. ....................................    308,587
    3,400 CIGNA Corp. ....................................    354,960
    3,100 Cincinnati Financial Corp. .....................    110,050
    6,200 CIT Group, Inc.-- Class A ......................    108,500
   99,466 Citigroup ......................................  5,377,381
    3,300 Comerica, Inc. .................................    192,844
    8,200 Conseco, Inc. ..................................     62,525
    2,000 Countrywide Credit Industries, Inc. ............     75,500
    1,900 Equifax, Inc. ..................................     51,181



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

   SHARES             SECURITY                                VALUE
--------------------------------------------------------------------------------
   24,100 Fannie Mae ...................................  $ 1,723,150
   10,400 Fifth Third Bancorp ..........................      560,300
   24,300 First Union Corp. ............................      782,156
   23,700 Firstar Corp. ................................      530,288
   21,500 Fleet Boston Financial Corp. .................      838,500
    5,200 Franklin Resources, Inc. .....................      231,036
   11,400 Freddie Mac ..................................      616,313
    2,900 Golden West Financial Corp. ..................      155,513
    5,100 Hartford Financial Services Group, Inc. ......      371,981
   10,700 Household International, Inc. ................      605,888
   15,200 Huntington Bancshares, Inc. ..................      223,250
    1,800 Jefferson-Pilot Corp. ........................      122,175
   13,100 KeyCorp ......................................      331,594
    4,000 Lehman Brothers, Inc. ........................      591,000
    4,100 Lincoln National Corp. .......................      197,313
    2,000 Loews Corp. ..................................      166,750
    6,400 Marsh and McLennan ...........................      849,600
    1,700 MBIA, Inc. ...................................      120,913
   20,000 MBNA Corp. ...................................      770,000
   10,900 Mellon Financial Corp. .......................      505,488
   21,900 Merrill Lynch & Co., Inc. ....................    1,445,400
    2,100 MGIC Investment Corp. ........................      128,363
   10,900 Morgan (J.P.) & Co., Inc. ....................    1,780,788
   27,300 Morgan Stanley Dean Witter
            Discover & Co. .............................    2,496,244
   17,900 National City Corp. ..........................      396,038
    4,900 Northern Trust Corp. .........................      435,488
    2,100 Old Kent Financial Corp. .....................       60,769
    3,100 Paine Webber Group, Inc. .....................      211,188
    6,600 PNC Bank Corp. ...............................      429,000
    3,200 Providian Financial Corp. ....................      406,400
    8,100 Regions Financial Corp. ......................      183,769
    5,400 Safeco .......................................      147,150
    4,600 St. Paul Cos., Inc. ..........................      226,838
    3,500 State Street Corp. ...........................      455,000
    4,700 Stilwell Financial Inc. ......................      204,450
    6,700 Summit Bancorp ...............................      231,150
    6,500 Suntrust Banks, Inc. .........................      323,781
    7,100 Synovus Financial Corp. ......................      150,431
    2,200 T. Rowe Price Associates, Inc. ...............      103,263
    1,700 Torchmark Corp. ..............................       47,281
   18,600 US Bancorp ...................................      423,150
    5,200 Union Planters Corp. .........................      171,925
    2,600 USA Education ................................      125,288
    4,200 Wachovia Corp. ...............................      238,088
    9,600 Washington Mutual, Inc. ......................      382,200
   40,100 Wells Fargo Co. ..............................    1,842,094
                                                          -----------
                                                           47,244,986
                                                          -----------
          HEALTH CARE -- 5.6%
   31,600 Abbott Laboratories ...........................   1,502,975
    2,800 Aetna, Inc. ...................................     162,575
    2,600 Allergan, Inc. ................................     219,538
    4,600 ALZA Corp. ....................................     397,900
   31,400 American Home Products Corp. ..................   1,776,063
   26,700 Amgen, Inc. ...................................   1,864,411
      600 Bausch & Lomb, Inc. ...........................      23,363
    6,800 Baxter International, Inc. ....................     542,725
    5,800 Becton Dickinson & Co. ........................     153,338
    5,400 Biogen, Inc. ..................................     329,400
    7,700 Biomet, Inc. ..................................     269,500
   10,000 Boston Scientific Corp. .......................     164,375
   47,900 Bristol-Myers Squibb Co. ......................   2,736,288
      300 C.R. Bard, Inc. ...............................      12,675
    8,800 Guidant Corp. .................................     622,050
   12,300 HCA Healthcare Co .............................     456,638
   22,700 HEALTHSOUTH Corp. .............................     184,438
   13,700 Humana, Inc. ..................................     147,275
   34,000 Johnson & Johnson .............................   3,193,875
   27,500 Lilly (Eli) & Co. .............................   2,230,938
    5,000 Mallinckrodt Group, Inc. ......................     228,125
    9,100 Manor Care ....................................     142,756
    6,200 Medimmune Inc.1 ...............................     478,950
   29,100 Medtronic, Inc. ...............................   1,507,744
   56,300 Merck & Co., Inc. .............................   4,190,831
    4,800 PE Corp. -- PE Biosystems Group ...............      559,200
  155,000 Pfizer, Inc. ..................................   6,965,313
   31,600 Pharmacia Corp. ...............................   1,901,925
    8,400 Quintiles Transnational Corp. .................     133,875
   35,300 Schering-Plough Corp. .........................   1,641,450
    4,000 St. Jude Medical, Inc. ........................     204,000
   10,500 Tenet Healthcare Corp. ........................     381,938
    3,500 Unitedhealth Group, Inc. ......................     345,625
    4,000 Watson Pharmaceuticals ........................     259,500
    2,500 Wellpoint Health Networks .....................     240,000
                                                          -----------
                                                           36,171,572
                                                          -----------
          INSURANCE -- 0.0%
    4,500 Unumprovident Corp. ...........................     122,625
                                                          -----------
          MEDICAL SUPPLIES -- 0.2%
   65,500 Acuson Corp.1 ................................    1,490,125
                                                          -----------
          PRINTING & PUBLISHING-- 0.0%
    1,700 Deluxe Corp. .................................       34,531
    3,000 Donnelley (R.R.) & Sons Co. ..................       73,688
                                                          -----------
                                                              108,219
                                                          -----------
          PROFESSIONAL SERVICES -- 0.0%
    2,000 Ecolab, Inc. .................................       72,125
                                                          -----------
          REAL ESTATE -- 0.4%
   53,800 Urban Shopping Centers, Inc. .................    2,555,500
                                                          -----------
          TECHNOLOGY -- 14.8%
    2,500 Adaptec, Inc. ................................       50,000
   22,600 ADC Telecommunications, Inc. .................      607,728

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

   SHARES             SECURITY                                VALUE
--------------------------------------------------------------------------------
    2,600 Adobe Systems, Inc. ............................ $  403,650
   11,400 Advanced Micro Devices, Inc. ...................    269,325
   10,300 Agilent Technologies1 ..........................    504,056
    5,100 Alteon Websystems, Inc. ........................    552,792
   12,400 Altera Corp.1 ..................................    592,100
   45,300 America Online, Inc. ...........................  2,434,875
   10,200 Analog Devices, Inc. ...........................    842,138
    4,800 Andrew Corp. ...................................    125,700
    9,500 Apple Computer, Inc. ...........................    244,625
   21,100 Applied Materials, Inc. ........................  1,251,494
    1,000 Autodesk, Inc. .................................     25,375
   15,000 Automatic Data Processing, Inc. ................  1,003,125
    6,000 BMC Software, Inc. .............................    114,750
    6,100 Broadcom Corp.-- Class A1 ......................  1,486,875
    6,900 Cabletron Systems, Inc. ........................    202,688
    6,400 Ceridian Corp. .................................    179,600
  177,200 Cisco Systems, Inc. ............................  9,790,300
    4,600 Citrix Systems, Inc. ...........................     92,288
    7,600 Cobalt Networks, Inc.1 .........................    439,850
   40,700 Compaq Computer Corp. ..........................  1,122,506
   12,300 Computer Associates International, Inc. ........    309,806
    5,500 Computer Sciences Corp. ........................    408,375
    9,000 Compuware Corp. ................................     75,375
    4,700 Comverse Technology ............................    507,600
    7,800 Conexant Systems ...............................    326,625
    7,700 Corning, Inc. ..................................  2,286,900
   65,900 Dell Computer Corp. ............................  2,030,544
    6,700 Eastman Kodak Co. ..............................    273,863
    5,500 Electronic Data Systems Corp. ..................    228,250
   54,800 EMC Corp. ......................................  5,432,050
    9,100 First Data Corp. ...............................    355,469
    9,400 Gateway, Inc. ..................................    439,450
   26,200 Hewlett-Packard Co. ............................  2,541,400
  169,300 Intel Corp. ....................................  7,036,531
   43,200 International Business Machines Corp. ..........  4,860,000
   13,200 JDS Uniphase Corp.1 ............................  1,249,875
    6,100 KLA-Tencor Corp. ...............................    251,244
    3,200 Lexmark International Group, Inc. --
            Class A ......................................    120,000
    7,000 Linear Technology Corp. ........................    453,250
    9,900 LSI Logic Corp. ................................    289,575
   79,801 Lucent Technologies, Inc. ......................  2,438,918
    8,200 Maxim Integrated Products, Inc.1 ...............    659,588
    2,600 Mercury Interactive Corp.1 .....................    407,550
   15,800 Micron Technology, Inc. ........................    726,800
  130,000 Microsoft Corp. ................................  7,832,500
   53,100 Motorola, Inc. .................................  1,500,075
    8,100 National Semiconductor Corp. ...................    326,025
    4,700 NCR Corp. ......................................    177,719
    8,500 Network Appliance, Inc. ........................  1,082,688
   63,800 Nortel Networks Corp. ..........................  3,800,088
    8,300 Novell, Inc. ...................................     82,481
    4,800 Novellus Systems, Inc.1 ........................    223,500
   71,400 Oracle Corp. ...................................  5,622,750
   13,100 Palm, Inc. .....................................    693,481
   12,700 Parametric Technology Corp. ....................    138,906
   11,300 Paychex, Inc. ..................................    593,250
   10,000 Peoplesoft, Inc. ...............................    279,375
    2,000 Perkinelmer, Inc. ..............................    208,750
    1,100 Polaroid Corp. .................................     14,781
   19,600 Qualcomm, Inc. .................................  1,396,500
    5,200 Sabre Group Holdings, Inc. .....................    150,475
    4,300 Sapient Corp.1 .................................    174,956
    6,000 Scientific-Atlanta, Inc. .......................    381,750
    3,175 SDL, Inc. ......................................    977,900
   14,500 Seagate Technology, Inc. .......................  1,000,500
   11,200 SIEBL Systems, Inc.1 ...........................  1,246,700
   36,700 Sun Microsystems, Inc. .........................  4,284,725
      600 Tektronix, Inc. ................................     46,088
   10,100 Tellabs, Inc. ..................................    482,275
    6,600 Teradyne, Inc. .................................    231,000
   41,930 Texas Instruments, Inc. ........................  1,978,572
    7,600 Unisys Corp. ...................................     85,500
    7,650 Veritas Software Corp. .........................  1,086,300
      700 W.W. Grainger, Inc. ............................     18,419
   16,400 Xerox Corp. ....................................    247,025
    9,300 Xilinx, Inc. ...................................    796,313
   14,300 Yahoo!, Inc. ...................................  1,301,300
                                                          -----------
                                                           94,507,545
                                                          -----------
          TRANSPORTATION -- 0.3%
    6,400 AMR Corp. ......................................    209,200
    9,500 Burlington Northern Santa Fe ...................    204,844
    5,400 CSX Corp. ......................................    117,788
    4,500 Delta Air Lines, Inc. ..........................    199,688
    9,400 Fedex Corp. ....................................    416,796
    9,500 Norfolk Southern Corp. .........................    138,938
    5,400 Ryder Systems, Inc. ............................     99,563
   18,700 Southwest Airlines Co. .........................    453,475
    5,000 Union Pacific Corp. ............................    194,375
    3,800 US Airways Group, Inc. .........................    115,663
                                                          -----------
                                                            2,150,330
                                                          -----------
          UTILITIES -- 1.9%
   12,600 AES Corp. ......................................    863,100
    7,100 Ameren Corp. ...................................    297,313
    6,900 American Electric Power Co. ....................    269,963
    7,700 C P & L Energy .................................    320,994
    2,700 Cinergy Corp. ..................................     89,269
    5,100 CMS Energy .....................................    137,381
    4,800 Coastal Corp. ..................................    355,800
    1,300 Columbia Energy Group ..........................     92,300
    3,700 Consolidated Edison, Inc. ......................    126,263
    5,200 Constellation Energy Group, Inc. ...............    258,700



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT/
   SHARES             SECURITY                               VALUE
--------------------------------------------------------------------------------
    7,100 Dominion Resources, Inc. ....................... $  412,244
    5,100 DTE Energy Co. .................................    195,075
    8,600 Duke Power Co. .................................    737,450
   12,000 Edison International, Inc. .....................    231,750
    8,200 El Paso Energy Corp. ...........................    505,325
   17,800 Enron Corp. ....................................  1,559,725
    8,500 Entergy Corp. ..................................    316,625
    8,800 FirstEnergy Corp. ..............................    237,050
    5,300 Florida Progress Corp. .........................    280,569
    3,800 FPL Group, Inc. ................................    249,850
    1,800 GPU, Inc. ......................................     58,388
    4,900 Keyspan Energy Corp. ...........................    196,613
    4,100 Niagara Mohawk Power Corp. .....................     64,575
    2,600 NICOR, Inc. ....................................     94,088
    6,800 PECO Energy ....................................    411,825
    2,700 People's Energy Corp. ..........................     90,113
   11,500 PG&E Corp. .....................................    278,156
    1,300 Pinnacle West Capital Corp. ....................     66,138
    5,900 PPL Corp. ......................................    246,325
    5,400 Public Service Enterprise Group, Inc. ..........    241,313
    9,400 Reliant Energy .................................    437,100
    8,000 Sempra Energy ..................................    166,500
   18,200 Southern Co. ...................................    590,363
   10,500 TXU Corp. ......................................    416,063
    3,700 Unicom Corp. ...................................    207,894
   14,600 Williams Cos., Inc. ............................    616,850
    6,900 Xcel Energy ....................................    189,750
                                                          -----------
                                                           11,908,800
                                                          -----------
TOTAL COMMON STOCKS
   (Cost $296,111,350) ...................................337,601,711
                                                          -----------
          NON-CONVERTIBLE CORPORATE
          DEBT -- 10.5%
          AEROSPACE -- 0.6%
$3,940,000  Raytheon Co.,
            5.70%, 11/1/03 ...............................  3,786,427
                                                          -----------
          BANKS -- 2.2%
2,745,000 Barclays Bank Plc,
            8.55%, 6/15/49 ...............................  2,763,370
4,310,000 First Union Capital II,
            7.95%, 11/15/29 ..............................  3,869,867
3,890,000 FleetBoston Financial Corp.,
            8.625%, 1/15/07 ..............................  4,143,616
3,850,000 Frank Russell Co.,
            5.625%, 1/15/09 ..............................  3,441,484
                                                          -----------
                                                           14,218,337
                                                          -----------
          FINANCIALS -- 0.7%
  635,000 Farmers Insurance Exchange,
            8.625%, 5/1/24 ...............................    624,636
  1,450,000 Ford Motor Credit Corp.,
            6.70%, 7/16/04 ...............................  1,421,518
2,350,000 Paine Webber Group, Inc.,
            7.875%, 2/15/03 .............................   2,396,314
                                                          -----------
                                                            4,442,468
                                                          -----------
          INDUSTRIAL -- 3.4%
5,339,822 Air 2 US,
            8.027%, 10/1/19 5,427,368 Archstone Communities:
  390,000   6.37%, 10/15/01 .............................     386,341
1,165,000   7.00%, 10/29/01 .............................   1,161,121
2,000,000 ERAC USA Finance Co.,
            6.95%, 3/1/04 ...............................   1,965,292
3,095,000 Erac USA Finance Co.,
            8.25%, 5/1/05 ...............................   3,165,916
6,740,000 International Paper Co.,
            8.00%, 7/8/03 ...............................   6,876,128
  260,000 Prologis Trust,
            6.70%, 4/15/04 ..............................     251,810
2,840,000 Telefonica Europe BV,
            7.75%, 9/15/10 ..............................   2,862,172
                                                          -----------
 ........................................................  22,096,148
                                                          -----------
          INSURANCE -- 0.6%
3,610,000 AXA Financial, Inc.,
            7.75%, 8/1/10 ...............................   3,678,590
                                                          -----------
          TELECOMMUNICATIONS -- 1.6%
3,000,000 Koninklijke KPN NV,
            8.00%, 10/1/10 ..............................   3,013,308
3,675,000 Qwest Capital Funding,
            7.90%, 8/15/10 ..............................   3,753,726
3,595,000 Worldcom, Inc.,
            8.00%, 5/15/06 ..............................   3,725,901
                                                          -----------
                                                           10,492,935
                                                          -----------
          UTILITY -- ELECTRIC -- 1.4%
2,875,000 Eastern Energy Ltd.,
            7.25%, 12/1/16 .............................    2,698,604
3,125,000 Enogex, Inc.,
            8.125%, 1/15/10 ............................    3,159,047
3,050,000 Nstar,
            8.00%, 2/15/10 .............................    3,076,688
  140,000 Potomac Edison,
            8.00%, 6/1/24 ..............................      136,524
                                                          -----------
                                                            9,070,863
                                                          -----------
TOTAL NON-CONVERTIBLE CORPORATE DEBT
   (Cost $67,219,852) ..................................   67,785,768
                                                          -----------




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

Asset Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT             SECURITY                              VALUE
--------------------------------------------------------------------------------
          ASSET-BACKED SECURITIES -- 7.5%
 $7,080,000 Chemical Master Credit Card Trust I,
            5.98%, 9/15/08 .............................. $ 6,834,076
5,360,000 Citibank Credit Card Master Trust I,
            5.875%, 3/10/11 .............................   4,983,433
          Conseco Finance:
3,830,000   7.80%, 5/15/20 ..............................   3,900,836
5,030,000   7.60%, 12/15/29 .............................   5,119,559
2,375,000   11.06%, 12/1/31 .............................   2,416,764
3,140,000 Felco Funding II, 7.72%, 12/15/05b ............   3,212,236
          Green Point Manufactured Housing:
5,060,000   6.01%, 8/15/15 ..............................   4,944,303
4,880,000   7.33%, 8/15/20 ..............................   4,868,849
1,155,000 Household Automotive Trust,
            6.65%, 4/17/06 ..............................   1,154,775
4,320,000 Household Automotive Trust IV,
            7.48%, 12/18/06 .............................   4,410,871
1,080,000 MBNA Master Credit Card Trust,
            7.00%, 2/15/12 ..............................   1,084,574
3,600,000 Union Acceptance Corp.,
            5.64%, 5/8/06 ...............................   3,527,838
1,505,000 WFS Financial Owner Trust,
            7.41%, 9/20/07 ..............................   1,533,543
                                                          -----------
TOTAL ASSET-BACKED SECURITIES
   (Cost $47,204,528) ...................................  47,991,657
                                                          -----------
          COLLATERALIZED MORTGAGE
          OBLIGATIONS -- 2.3%
5,520,000 Chase Mortgage Finance Corp.,
            6.75%, 10/25/28 .............................   5,196,178
4,387,701 GE Capital Mortgage Services, Inc.,
            7.00%, 11/25/07 .............................   4,334,939
5,130,000 Norwest Asset Securities Corp.,
            7.25%, 12/25/29 .............................   5,062,874
                                                          -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $14,282,036) ...................................  14,593,991
                                                          -----------
          FOREIGN DEBT -- 0.3%
  470,000 Kingdom of Sweden,
            12.00%, 2/1/10 ..............................     629,097
   95,000 New Zealand Government,
            10.625%, 11/15/05 ...........................     109,970
1,170,000 United Mexican States,
            9.75%, 4/6/05 ...............................   1,240,785
                                                          -----------
TOTAL FOREIGN DEBT
   (Cost $2,008,721) ....................................   1,979,852
                                                          -----------
          MUNICIPAL BONDS -- 3.2%
$ 830,000 Connecticut State Development
            Authority Revenue,
            8.375%, 10/15/04 ............................  $  853,265
2,595,000 Delaware River Port Authority PA & NJ,
            Series A,
            7.27%, 1/1/07 ...............................   2,623,078
  525,000 El Cajon, California Redevelopment
            Agency,
            7.60%, 10/1/20 ..............................     517,149
1,475,000 Greater Kentucky Housing Assistance
            Corp. Mortgage Revenue,
            7.20%, 2/1/06 ...............................   1,465,663
5,340,000 Harrisburg, PA Housing Corp.
            Mortgage Revenue,
            10.00%, 7/15/24 .............................   5,616,078
3,155,000 Lansing, MI Board Water &
            Light Water Supply,
            Series B, 7.30%, 7/1/06 .....................   3,216,617
1,545,000 NJ Economic Development Authority,
            7.425%, 2/15/29 .............................   1,521,037
2,435,000 Ross County, OH Water Co., Inc.
            Water Revenue,
            8.25%, 8/1/25 ...............................   2,480,754
  855,000 Suburban Hospital Healthcare
            Systems, Inc.,
            7.865%, 2/15/27 .............................     854,932
1,455,000 Wyandotte County, KN,
            8.50%, 12/1/05 ..............................   1,453,952
                                                          -----------
TOTAL MUNICIPAL BONDS
   (Cost $20,593,793) ...................................  20,602,525
                                                          -----------
          US GOVERNMENT & AGENCIES -- 6.6%
          FGLMC:
 4,920,000  6.50%, 11/1/08 ..............................   4,724,738
 2,687,124  6.50%, 4/1/29 ...............................   2,584,967
           FHLMC:
10,527,941 7.00%, 6/1/09 ................................  10,565,084
 5,160,000  7.00%, 1/15/11 ..............................   4,999,558
 4,919,054  6.00%, 3/15/29 ..............................   4,624,083
 2,099,554 FHLMC Pool #40465,
            6.50%, 10/1/07 ..............................   2,083,292
 4,869,458 FNMA Pool #190750,
            7.00%, 3/1/09 ...............................   4,883,517
 1,875,870 FNMA Pool #323194,
            6.361%, 7/1/08 ..............................   1,833,081
 1,908,948 FNMA Pool #381706,
            6.26%, 6/1/09 ...............................   1,833,118
 3,990,000 FNMA Pool #382140,
            7.03%, 1/25/07 ..............................   4,005,451
                                                          -----------
TOTAL US GOVERNMENT & AGENCIES
   (Cost $41,976,543) ...................................  42,136,889
                                                          -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20

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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT             SECURITY                              VALUE
--------------------------------------------------------------------------------
          US TREASURY SECURITIES -- 5.1%
          US Treasury Bonds:
$14,542,000 8.125%, 8/15/19 ...........................  $ 17,759,418
 3,515,000  6.125%, 8/15/29 ...........................     3,590,794
           US Treasury Notes:
 6,019,000  6.625%, 3/31/02 ...........................     6,064,143
 2,080,000  6.75%, 5/15/05 ............................     2,155,400
 3,259,000  6.125%, 8/15/07 ...........................     3,294,647
                                                         ------------
TOTAL US TREASURY SECURITIES
   (Cost $32,390,357) .................................    32,864,402
                                                         ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $521,787,180) ................................   565,556,795
                                                         ------------
           SHORT-TERM INSTRUMENTS -- 9.1%
           US TREASURY SECURITIES -- 2.1%
13,275,000 US Treasury Billa,
            5.945%, 10/19/00 ..........................    13,238,826
                                                         ------------
           INVESTMENTS IN AFFILIATED
           INVESTMENT COMPANIES
           MUTUAL FUND -- 7.0%
 45,061,575 Cash Management Institutional .............  $ 45,061,575
                                                         ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $58,297,163) .................................    58,300,401
                                                         ------------
TOTAL INVESTMENTS
   (Cost $580,084,343) ........................  97.2%   $623,857,196
OTHER ASSETS IN EXCESS OF LIABILITIES .........   2.8      17,960,755
                                                 ----    ------------
NET ASSETS .................................... 100.0%   $641,817,951
                                                =====    ============

--------------------------------------------------------------------------------
1 Non-income producing security.
a Held as collateral by broker for futures contracts.
b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutions.

The following abbreviations are used in the portfolio description:
FNMA    --  Federal National Mortgage Association
FGLMC   --  Federal Government Loan Mortgage Corporation
FHLMC   --  Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       21

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--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

--------------------------------------------------------------------------------

                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
ASSETS
   Investments in Unaffiliated Issuers, at Value1 ............. $578,795,621
   Investments in Affiliated Investment Companies2
     at Value .................................................   45,061,575
   Foreign Cash3 ..............................................   19,274,334
   Receivable for Securities Sold .............................   13,207,904
   Dividend and Interest Receivable ...........................    3,241,696
   Unrealized Appreciation on Forward Currency
     Exchange Contracts .......................................      348,186
                                                                ------------
Total Assets ..................................................  659,929,316
                                                                ------------
LIABILITIES
   Due to Bankers Trust .......................................      312,834
   Payable for Securities Purchased ...........................   17,658,393
   Accrued Expenses and Other .................................       28,036
   Unrealized Depreciation on Forward Currency
     Exchange Contracts .......................................       21,812
   Variation Margin Payable (Domestic) ........................       46,452
   Variation Margin Payable (Foreign) .........................       43,838
                                                                ------------
Total Liabilities .............................................   18,111,365
                                                                ------------
NET ASSETS .................................................... $641,817,951
                                                                ============
COMPOSITION OF NET ASSETS
   Paid-in Capital ............................................ $602,639,001
   Net Unrealized Appreciation on Investments,
     Foreign Currencies and Forward Foreign Currency
     and Futures Contracts ....................................   39,178,950
                                                                ------------
NET ASSETS .................................................... $641,817,951
                                                                ============

--------------------------------------------------------------------------------
1 Cost of  $535,022,768,  $73,382,884 and $23,067,407,  respectively.
2 Cost of $45,061,575, $7,547,612 and $2,027,751, respectively.
3 Foreign  cash  has a  cost  basis of  $19,260,551,  $2,735,757  and  $872,523, respectively.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       22

Asset Management Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

--------------------------------------------------------------------------------
                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends ....................................................  $  3,464,982
   Interest .....................................................     9,595,778
                                                                   ------------
   Total Investment Income ......................................    13,060,760
                                                                   ------------
EXPENSES
   Advisory Fees ................................................     2,193,201
   Administration and Services Fees .............................       337,416
   Professional Fees ............................................        20,518
   Trustees Fees ................................................         3,347
   Miscellaneous ................................................         6,248
                                                                   ------------
Total Expenses ..................................................     2,560,730
Less: Fee Waivers or Expense Reimbursements .....................      (536,237)
                                                                   ------------
Net Expenses ....................................................     2,024,493
                                                                   ------------
NET INVESTMENT INCOME ...........................................    11,036,267
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
   FOREIGN CURRENCIES AND FORWARD FOREIGN CURRENCY
   AND FUTURES CONTRACTS
   Net Realized Gain (Loss) from:
     Investment Transactions ....................................     8,664,453
     Foreign Currency Transactions ..............................    (5,899,469)
     Futures Transactions .......................................    (4,201,789)
   Net Change in Unrealized Appreciation/Depreciation
     on Investments, Foreign Currencies and Forward
     Foreign Currency and Futures Contracts .....................   (17,818,175)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
   FOREIGN CURRENCIES AND FORWARD FOREIGN
   CURRENCY AND FUTURES CONTRACTS ...............................   (19,254,980)
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ..............................................  $ (8,218,713)
                                                                   ============




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       23

Asset Management Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                           FOR THE SIX               FOR THE
                                                                          MONTHS ENDED              YEAR ENDED
                                                                          SEPTEMBER 30,              MARCH 31,
                                                                              20001                    2000
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ..............................................  $  11,036,267              $  19,432,101
   Net Realized Gain (Loss) from Investment, Foreign Currency,
     Forward Foreign Currency and Futures Transactions ................     (1,436,805)                75,333,098
   Net Change in Unrealized Appreciation/Depreciation on
     Investments, Foreign Currencies and Forward Foreign
     Currency and Futures Contracts ...................................    (17,818,175)                (1,499,042)
                                                                         -------------              -------------
Net Increase (Decrease) in Net Assets from Operations .................     (8,218,713)                93,266,157
                                                                         -------------              -------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested .....................................    163,642,171                204,062,057
   Value of Capital Withdrawn .........................................   (246,622,842)              (268,438,376)
                                                                         -------------              -------------
Net Decrease in Net Assets from Capital Transactions ..................    (82,980,671)               (64,376,319)
                                                                         -------------              -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................    (91,199,384)                28,889,838
NET ASSETS
   Beginning of Period ................................................    733,017,335                704,127,497
                                                                         -------------              -------------
   End of Period ......................................................  $ 641,817,951              $ 733,017,335
                                                                         =============              =============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       24

Asset Management Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                          FOR THE SIX
                                         MONTHS ENDED                     FOR THE YEARS ENDED MARCH 31,
                                      SEPTEMBER 30, 20001     2000       1999       1998         1997         1996
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ....................  $641,818        $733,017     $704,127    $649,372     $348,539     $240,142
   Ratios to Average Net Assets:
     Net Investment Income .............      3.27%2          2.69%        2.91%       2.97%        3.12%        3.99%
     Expenses After Waivers ............      0.60%2          0.60%        0.60%       0.60%        0.60%        0.60%
     Expenses Before Waivers ...........      0.76%2          0.76%        0.76%       0.76%        0.76%        0.77%
   Portfolio Turnover Rate .............        62%            222%         109%        199%         137%         154%
----------------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       25

Asset Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The  Asset  Management  Portfolio  (the  "Portfolio")  is  registered  under the
Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Portfolio was organized on June 9, 1992 and began operations on September 16, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on closing price. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. TBA PURCHASE COMMITMENTS
The Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the securities to be purchased decline prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities".

E. FOREIGN CURRENCY TRANSACTIONS
The Portfolio's books and records are maintained in US dollars. All assets and liabilities initially expressed in foreign currencies are converted into US dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net US dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation is determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statements of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       26

Asset Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

H. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

J. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolios pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .65% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through July 31, 2001, to the extent necessary, to limit all expenses to .60% of the average daily net assets of the Portfolio.

The Portfolio may invest in Cash Management Institutional ("Cash Management"), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. At September 30, 2000, the Asset Management Portfolio had dividend income receivable from the Fund in the amounts of $277,979. Additionally, distributions from Cash Management to the Portfolio as of September 30, 2000 amounted to $1,549,201 and are included in dividend income.

The following summarizes the purchase and sales of Cash Management Institutional for the Portfolio during the six months ended September 30, 2000.

             PURCHASES               SALES
           -------------         -------------
           $165,358,079          $242,361,976

The Portfolio is a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Portfolio under the credit facility for the six months ended September 30, 2000.

--------------------------------------------------------------------------------
                                       27

Asset Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended September 30, 2000, were $367,949,689 and $348,375,800, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 2000, was $580,084,343

The aggregate gross unrealized appreciation for all investments as of September 30, 2000, was $69,494,142 and the aggregate gross unrealized depreciation for all investments was $25,721,289.

NOTE 4 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at September 30, 2000 is as follows:

                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
TYPE OF FUTURES                   EXPIRATION         CONTRACTS     POSITION       MARKET VALUE        DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures         December 15, 2000           1           Long       $     72,685        $    (3,834)
S&P 500 Index Futures         December 15, 2000           6           Long          2,180,550           (120,040)
S&P 500 Index Futures         December 15, 2000         106           Long         38,523,050         (2,120,708)
S&P 500 Index Futures         December 15, 2000        (115)          Short       (41,793,875)         1,768,873
US Treasury Note Futures      December 20, 2000        (662)          Short       (66,344,813)          (106,417)
Milan Stock Exchange Futures  December 16, 2000         155           Long         31,234,949         (1,981,372)
DAX Index Futures             December 16, 2000          87           Long         13,188,237           (676,680)
CAC-40 Index Futures          November 1, 2000          247           Long         13,710,021           (773,045)
Australian Ordinary Futures   December 30, 2000         444           Long         19,980,166           (180,456)
Toronto Stock Exchange
   60 Index Futures           December 16, 2000         178           Long         14,779,681           (734,004)
---------------------------------------------------------------------------------------------------------------------------
Total                                                   447                      $ 25,530,651        $(4,927,683)
---------------------------------------------------------------------------------------------------------------------------

At September 30, 2000, the Portfolio has sufficient securities to cover margin requirements on open futures contracts.

NOTE 5 -- OPEN FORWARD FOREIGN CURRENCY CONTRACTS
A summary of obligations under these financial instruments at September 30, 2000 is as follows:

                                                                                                    NET UNREALIZED
                                                                                                     APPRECIATION/
                                                                                       CONTRACT      DEPRECIATION
CONTRACTS TO DELIVER                     IN EXCHANGE FOR        SETTLEMENT DATE       VALUE (US$)        (US$)
---------------------------------------------------------------------------------------------------------------------------
PURCHASES
---------------------------------------------------------------------------------------------------------------------------
Euro                 36,429,000      US Dollars  $32,077,556       10/6/2000          $32,145,787     $ 68,231
---------------------------------------------------------------------------------------------------------------------------
                                                                    Total Unrealized Appreciation     $ 68,231
---------------------------------------------------------------------------------------------------------------------------
SELLS
---------------------------------------------------------------------------------------------------------------------------
Australian Dollar    (4,867,000)     US Dollars   $2,750,488       10/6/2000         $ (2,635,748)    $114,740
Canadian Dollar      (8,468,000)     US Dollars    5,717,179       10/5/2000           (5,627,950)      89,229
Great BritainPound     (722,000)     US Dollars    1,045,665       10/6/2000           (1,067,477)     (21,812)
Japanese Yen       (299,340,000)     US Dollars    2,846,114       10/6/2000           (2,770,128)      75,986
---------------------------------------------------------------------------------------------------------------------------
                                                          Total Unrealized Appreciation/Depreciation  $258,143
---------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                       28

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management ,Inc., and Deutsche Asset Management Investment Services Limited.

Asset Management -- Premier Class                              CUSIP #055847404
                                                               1682SA (9/00)

Distributed by:
ICC Distributors, Inc.